PREPAIDS, ADVANCES AND OTHER (Details) - Schedule of Prepaids and Advances - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Prepaids and Advances [Abstract]
Prepaid expenses	$ 1,404	$ 281
Deposits	109	169
Other advances	1,661	2,834
Total	$ 3,174	$ 3,284